Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUE	R$ 21,927,721	R$ 23,984,287	R$ 18,633,249
Operating costs	(16,928,407)	(19,119,637)	(13,347,822)
GROSS OPERATING PROFIT	4,999,314	4,864,650	5,285,427
Other operational expenses / income
Selling expenses	(186,740)	(194,998)	(159,825)
General and administrative expenses	(803,721)	(924,561)	(809,408)
Hydrological Risk Renegotiation - GSF		1,570,543
Other operational income (expenses), net	(760,631)	(235,910)	(256,475)
Provision for allocation of PIS and Cofins credits	(810,563)
Equity in earnings of investees	478,577	366,314	193,547
Total operational expenses / income	(2,083,078)	581,388	(1,032,161)
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	2,916,236	5,446,038	4,253,266
Financial results
Financial income	1,032,837	932,049	895,119
Financial expenses	(1,987,504)	(1,259,410)	(973,397)
Restatement of credits/(provision for destination of credits) of PIS and Cofins	(1,011,370)		944,549
Total financial results	(1,966,037)	(327,361)	866,271
OPERATING PROFIT	950,199	5,118,677	5,119,537
INCOME TAX AND SOCIAL CONTRIBUTION
Current	(429,267)	(469,226)	(1,260,469)
Deferred	628,389	(790,406)	(24,896)
TOTAL INCOME TAX AND SOCIAL CONTRIBUTION	199,122	(1,259,632)	(1,285,365)
NET INCOME FROM CONTINUING OPERATIONS	1,149,321	3,859,045	3,834,172
DISCONTINUED OPERATIONS
Net income from discontinued operations		1,189,557	75,578
NET INCOME	1,149,321	5,048,602	3,909,750
Attributed to shareholders of the parent company arising from continuing operations	1,112,007	3,767,197	3,823,981
Attributed to shareholders of the parent company due to discontinued operations		1,185,376	80,221
Attributed to non-controlling shareholders resulting from continuing operations	R$ 37,314	R$ 96,029	R$ 5,548
Ordinary shares [member]
SHAREHOLDERS - CONTINUING OPERATIONS - Expressed in Brazilian Reais
Basic and diluted earnings loss per share from continuing operations	R$ 0.38839	R$ 1.20448	R$ 1.33430
ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
Basic and diluted earnings loss per share	0.38839	1.61429	1.36229
Class A Preferred Shares [Member]
SHAREHOLDERS - CONTINUING OPERATIONS - Expressed in Brazilian Reais
Basic and diluted earnings loss per share from continuing operations	0.50343	1.41173	1.76982
ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
Basic and diluted earnings loss per share	0.50343	1.86252	1.80062
Class B Preferred Stock [Member]
SHAREHOLDERS - CONTINUING OPERATIONS - Expressed in Brazilian Reais
Basic and diluted earnings loss per share from continuing operations	0.41745	1.50668	1.46773
ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
Basic and diluted earnings loss per share	R$ 0.41745	R$ 1.95747	R$ 1.49852